Average Annual Total Returns - American Funds Moderate Allocation Portfolio	Apr. 30, 2021
Dow Jones Moderate Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	12.24%
5 Years	9.36%
10 Years	7.59%
Class B
Average Annual Return:
1 Year	13.30%
5 Years	9.24%
10 Years	7.69%
Class C
Average Annual Return:
1 Year	12.99%
5 Years	8.91%
10 Years	7.36%